Principal Activities, Organization and Basis of Presentation - Analysis of Assets and Liabilities of Disposed Subsidiary (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	¥ 16,666	¥ 19,410		¥ 24,617	¥ 31,869
Prepayments and other current assets	23,619	22,128
Non-current assets
Property, plant and equipment, net	407,795	406,257
Intangible assets	14,161	12,391
Current liabilities
Accrued expenses and other payables	¥ 43,497	98,695
Chengdu E-store Technology Co., Ltd [member]
Current assets
Cash and cash equivalents			¥ 65
Accounts receivable, net			48
Prepayments and other current assets			67
Non-current assets
Property, plant and equipment, net			16
Intangible assets			3
Current liabilities
Accounts payable			29
Accrued expenses and other payables			27
Net assets disposal of		¥ 143	¥ 143